Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or (reversal) of impairment on financial assets not measured at fair value through profit or loss (Millions of euros)
	Notes	2018	2017	2016
Financial assets at fair value through other comprehensive income	13.4	1	1.127	202
Debt securities		1	(4)	157
Equity instruments		-	1.131	46
Financial assets at amortized cost		3.980	3.677	3.597
Of which: Recovery of written-off assets	7.3.5	589	558	541
Held to maturity investments			(1)	1
Total		3.981	4.803	3.801